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                                     BISYS
                           100 Summer St., Suite 1500
                           Boston, Massachusetts 02110

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: STI Classic Funds (the "Registrant")
         File Nos. 033-45671 and 811-06557
         Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of prospectuses relating to the STI Classic Small Cap Quantitative Equity Fund, a series of the Registrant, dated April 3, 2006 do not differ from those contained in Post-Effective Amendment No. 63 (the "Amendment") to the Registrant's registration statement on Form N-1A. This Amendment was filed electronically with the Securities and Exchange Commission on March 24, 2006.

Please do not hesitate to contact the undersigned at (617) 824-1381 if you have questions or if you require anything further in connection with this filing.

Best regards,


/s/ Jennifer A. English
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Jennifer A. English